Intangible Assets, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 4,445	$ 1,566
Accumulated amortization	859	543
Other intangible assets ,net	3,586	1,023
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,566	1,566
Accumulated amortization	713	543
Other intangible assets ,net	853	1,023
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	2,614
Accumulated amortization	130
Other intangible assets ,net	2,484
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	265
Accumulated amortization	16
Other intangible assets ,net	$ 249